Details of Significant Accounts - Share-based payment - Shareholder Earnout (Details) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) D $ / shares shares
Service agreements with Board of Directors
Share-based payment arrangements
Expenses recorded | $	$ 175
Shareholder Earnout Shares
Share-based payment arrangements
Threshold trading days over which the daily volume-weighted average price of the Perfect Class A Ordinary Shares is considered | D	20
Threshold trading day period over which the daily volume-weighted average price of the Perfect Class A Ordinary Shares is considered	30 days
Shareholder Earnout Shares | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50
Share-based payment arrangements
Number of Earnout Shares issuable | shares	3,000
Daily volume-weighted average price of the Perfect Class A Ordinary Shares considered | $ / shares	$ 11.50
Shareholder Earnout Shares | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00
Share-based payment arrangements
Number of Earnout Shares issuable | shares	3,000
Daily volume-weighted average price of the Perfect Class A Ordinary Shares considered | $ / shares	$ 13.00
Shareholder Earnout Shares | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $14.50
Share-based payment arrangements
Number of Earnout Shares issuable | shares	4,000
Daily volume-weighted average price of the Perfect Class A Ordinary Shares considered | $ / shares	$ 14.50